FIXED ASSETS, NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Purchase of fixed assets not paid	$ 739	$ 2,030